Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies [Abstract]
Summary of future contractual obligations
Year	Research and Development	Property and Other Leases	Total
July 1 through December 31, 2016	$33,333	$78,667	$112,000
2017	100,000	151,000	251,000
2018	100,000	52,000	152,000
2019	100,000	-	100,000
2020	100,000	-	100,000
Total	$433,333	$281,667	$715,000

Year	Research and Development	Property and Other Leases	Total
2016	$100,000	$157,000	$257,000
2017	100,000	151,000	251,000
2018	100,000	52,000	152,000
2019	100,000	-	100,000
2020	100,000	-	100,000
Total	$500,000	$360,000	$860,000